CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 105,952,020	$ 80,111,405	$ 79,462,680
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	15,132,875	13,727,526	8,688,384
Stock-based compensation expenses	3,382,628	4,894,478	7,828,255
Deferred tax benefit	(60,602,166)	(35,587,912)	(17,244,658)
Amortization of deferred charges	12,182,821	6,049,202	7,732,038
Share of loss of equity investees	9,374,451	1,710,070	324,612
Exchange (gain)/loss	25,677,654	(756,926)	(458,959)
Changes in unrecognized tax benefit	14,707,858	10,737,387	2,718,631
Loss on extinguishment of debt (Note 11)	21,443,949	15,879,702	12,123,750
Net realized (gain)/loss on short-term investments	3,407,090	(7,873,987)	(2,505,696)
Unrealized gain on short-term investments	(1,150,200)	(2,095,979)	(235,334)
Proceeds from disposal of trading securities	77,788,586	178,849,628	61,064,916
Purchase of trading securities	(26,673,525)	(186,062,974)	(97,389,871)
Bargain purchase gain	0	0	(2,004,507)
Gain from re-measurement of previously held interest upon acquisition (Note 8)	(4,384,563)	0	(2,100,563)
Allowance for doubtful accounts	3,016,234	7,067,288	0
Others	1,985,331	1,327,529	(289,020)
Changes in operating assets and liabilities:
Accounts receivable	36,940,910	(63,691,438)	6,948,740
Real estate properties development completed	232,507,523	(355,551,919)	(429,429,125)
Real estate properties under development	(67,338,946)	151,787,433	346,724,458
Contract assets	(6,420,339)	0	0
Real estate properties held for lease	(47,051,796)	(111,952,749)	(100,388,128)
Advances to suppliers	(8,205,641)	(7,335,343)	24,935,560
Other receivables	(118,383,454)	(47,195,272)	114,240,396
Deposits for land use rights	(452,147,524)	(180,359,751)	(129,517,140)
Other deposits and prepayments	(13,203,444)	275,227,746	(258,358,536)
Other current assets	4,174,280	(2,783,559)	326,254
Amounts due from related parties	(104,487,109)	(128,319,422)	(45,409,421)
Amounts due from employees	389,697	(1,465,840)	(292,592)
Other assets	(94,969,524)	(16,415,381)	(10,525,572)
Accounts payable	127,227,761	131,546,280	39,976,328
Customer deposits	264,194,597	269,509,197	101,932,472
Income tax payable	88,808,505	40,872,077	21,938,554
Other payables and accrued liabilities	(73,276,156)	91,455,504	101,375,219
Payroll and welfare payable	7,097,694	6,408,972	(2,073,425)
Net cash (used in) /provided by operating activities	(22,901,923)	139,712,972	(159,881,300)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	330,773	425,850	559,030
Purchase of property and equipment	(9,132,946)	(5,565,513)	(2,739,578)
Acquisition of subsidiaries, net of cash acquired (Note 8)	11,761,992	0	15,055,431
Acquisition of long-term investment	(127,031,797)	(822,029,106)	(8,407,244)
Return of capital	158,634,902	0	0
Net cash (used in)/provided by investing activities	34,562,924	(827,168,769)	4,467,639
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,390,666	6,111,912	1,454,020
Repurchase of shares for Restricted Stock Unit ("RSU") plan	(7,768,139)	0	(4,003,999)
Purchase of treasury shares (Note 18)	(19,846,720)	(14,058,280)	(29,688,648)
Dividends to shareholders	(25,739,147)	(26,090,734)	(20,545,257)
Capital injection from non-controlling interests	36,698,455	23,687,327	4,505,328
Amounts due to related parties	(79,846,860)	82,725,874	66,414,412
Repayments of short-term bank loans and current portion of long-term bank loans	(201,583,103)	(51,330,241)	(444,479,915)
Proceeds from short-term bank loans and current portion of long-term bank loans	310,137,935	256,681,062	203,622,120
Repayment of long-term bank loans	(65,519,223)	(14,780,892)	(13,553,962)
Proceeds from long-term bank loans	337,961,266	10,659,297	201,936,395
Repayment of other short-term debt	(943,033,901)	(516,320,358)	(669,849,132)
Proceeds from other short-term debt	407,755,830	884,488,867	819,039,966
Repayment of other long-term debt	(218,895,920)	(236,322,138)	(369,338,675)
Proceeds from other long-term debt	331,989,141	788,220,956	612,307,593
Debt issuance cost charges	(9,778,697)	(23,254,595)	(10,725,482)
Capital lease payments	(7,521,441)	(4,196,345)	(3,721,954)
Proceeds from sale and leaseback (Note 12)	7,562,237	0	2,861,392
Repayment of mandatorily redeemable non-controlling interests	(2,447,140)	(12,954,007)	(3,463,790)
Proceeds from mandatorily redeemable non-controlling interests	8,720,772	14,210,916	13,177,463
Debt extinguishment costs (Note 11)	(6,795,362)	(13,000,000)	(12,123,750)
Distribution to non-controlling interests	(35,521,013)	0	0
Acquisition of non-controlling interests	(7,500,918)	0	0
Net cash provided by/(used in) financing activities	(189,581,282)	1,154,478,621	343,824,125
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(177,920,281)	467,022,824	188,410,464
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(97,290,417)	87,460,916	(32,332,329)
Cash, cash equivalents and restricted cash, at beginning of year	1,461,227,177	906,743,437	750,665,302
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	1,186,016,479	1,461,227,177	906,743,437
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	674,141,554	894,551,480	578,244,378
Restricted cash	511,874,925	566,675,697	328,499,059
Incomes taxes paid	147,809,372	112,460,711	122,347,190
Interest paid	284,624,926	223,541,763	181,857,136
NON-CASH ACTIVITIES
Non-controlling interest arising from business combination	0	0	5,724,339
Non-controlling interest arising from asset acquisitions	0	5,193,097	0
Purchase consideration for asset acquisitions and business combinations included in other payables and accrued liabilities	75,565,148	70,460,343	0
Debt extinguishment costs included in other payables and accrued liabilities	$ 13,761,966	$ 0	$ 0